Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Global Asset Management Trust
Entity Central Index Key	0001474103
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Class A
Shareholder Report [Line Items]
Fund Name	ClearBridge Global Infrastructure Income Fund
Class Name	Class A
Trading Symbol	RGAVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Global Infrastructure Income Fund for the period October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$140	1.23%
[1]
Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class A shares of ClearBridge Global Infrastructure Income Fund returned 27.54%. The Fund compares its performance to the S&P Global Infrastructure Index, which returned 29.68% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	North American electric utilities were top contributors due to greater electricity demand expected from artificial intelligence (AI) powered data centers.
↑
Entergy, a regulated electric utility provider, rallied on expectations that the company will be a beneficiary of AI and subsequent power demand as well as a solid storm response to Hurricane Francine.

↑
Constellation Energy, primarily a nuclear generation company, has been benefiting from the AI-driven growth in power demand, as part of which it signed a landmark long-term power agreement deal with Microsoft to supply the tech giant with carbon-free power.

Top detractors from performance:
↓
The airports sector was the main laggard for the year, with Paris Aéroport (ADP) the top detractor. Airports lagged with cooling sentiment driven by concerns around passenger traffic slowing amid rising costs of living and aircraft supply chain issues affecting delivery of new aircraft to airlines.

↓
West Japan Railway (JR West), one of Japan’s largest passenger railway operators, was weaker amid a jump in the Japanese 10-year bond yields early in the period; Japan’s traffic recovery also plateaued late in the period, weighing on shares. The Fund exited its position during the period.

↓
Toll roads were also a weaker during the period, with Australian toll road Atlas Arteria a main detractor. The company’s key assets consist of various French and U.S. toll roads concessions including Dulles Greenway in Virginia. Its shares weakened after the company failed to reach an outcome with the state of Virginia. Additionally, French companies lost their appeal in the context of the government’s new concession tax, which also led to a drag on earnings.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	Since Inception (3/31/2016)
Class A	27.54	7.68	7.56
Class A (with sales charge)	20.50	6.41	6.81
MSCI AC World Net Dividends Index	31.76	12.19	11.36
S&P Global Infrastructure Index	29.68	5.97	6.85

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.

Net Assets	$ 122,776,336
Holdings Count | $ / shares	38	[2]
Advisory Fees Paid, Amount	$ 566,448
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$122,776,336
Total Number of Portfolio Holdings*	38
Total Management Fee Paid	$566,448
Portfolio Turnover Rate	73%
[2]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	ClearBridge Global Infrastructure Income Fund
Class Name	Class C
Trading Symbol	CBGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Global Infrastructure Income Fund for the period October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$233	2.06%
[3]
Expenses Paid, Amount	$ 233
Expense Ratio, Percent	2.06%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class C shares of ClearBridge Global Infrastructure Income Fund returned 26.54%. The Fund compares its performance to the S&P Global Infrastructure Index, which returned 29.68% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	North American electric utilities were top contributors due to greater electricity demand expected from artificial intelligence (AI) powered data centers.
↑
Entergy, a regulated electric utility provider, rallied on expectations that the company will be a beneficiary of AI and subsequent power demand as well as a solid storm response to Hurricane Francine.

↑
Constellation Energy, primarily a nuclear generation company, has been benefiting from the AI-driven growth in power demand, as part of which it signed a landmark long-term power agreement deal with Microsoft to supply the tech giant with carbon-free power.

Top detractors from performance:
↓
The airports sector was the main laggard for the year, with Paris Aéroport (ADP) the top detractor. Airports lagged with cooling sentiment driven by concerns around passenger traffic slowing amid rising costs of living and aircraft supply chain issues affecting delivery of new aircraft to airlines.

↓
West Japan Railway (JR West), one of Japan’s largest passenger railway operators, was weaker amid a jump in the Japanese 10-year bond yields early in the period; Japan’s traffic recovery also plateaued late in the period, weighing on shares. The Fund exited its position during the period.

↓
Toll roads were also a weaker during the period, with Australian toll road Atlas Arteria a main detractor. The company’s key assets consist of various French and U.S. toll roads concessions including Dulles Greenway in Virginia. Its shares weakened after the company failed to reach an outcome with the state of Virginia. Additionally, French companies lost their appeal in the context of the government’s new concession tax, which also led to a drag on earnings.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	Since Inception (10/14/2022)
Class C	26.54	13.90
Class C (with sales charge)	25.54	13.90
MSCI AC World Net Dividends Index	31.76	26.82
S&P Global Infrastructure Index	29.68	18.79

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.

Net Assets	$ 122,776,336
Holdings Count | $ / shares	38	[4]
Advisory Fees Paid, Amount	$ 566,448
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$122,776,336
Total Number of Portfolio Holdings*	38
Total Management Fee Paid	$566,448
Portfolio Turnover Rate	73%
[4]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	ClearBridge Global Infrastructure Income Fund
Class Name	Class I
Trading Symbol	RGIVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Global Infrastructure Income Fund for the period October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$109	0.96%
[5]
Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class I shares of ClearBridge Global Infrastructure Income Fund returned 27.92%. The Fund compares its performance to the S&P Global Infrastructure Index, which returned 29.68% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	North American electric utilities were top contributors due to greater electricity demand expected from artificial intelligence (AI) powered data centers.
↑
Entergy, a regulated electric utility provider, rallied on expectations that the company will be a beneficiary of AI and subsequent power demand as well as a solid storm response to Hurricane Francine.

↑
Constellation Energy, primarily a nuclear generation company, has been benefiting from the AI-driven growth in power demand, as part of which it signed a landmark long-term power agreement deal with Microsoft to supply the tech giant with carbon-free power.

Top detractors from performance:
↓
The airports sector was the main laggard for the year, with Paris Aéroport (ADP) the top detractor. Airports lagged with cooling sentiment driven by concerns around passenger traffic slowing amid rising costs of living and aircraft supply chain issues affecting delivery of new aircraft to airlines.

↓
West Japan Railway (JR West), one of Japan’s largest passenger railway operators, was weaker amid a jump in the Japanese 10-year bond yields early in the period; Japan’s traffic recovery also plateaued late in the period, weighing on shares. The Fund exited its position during the period.

↓
Toll roads were also a weaker during the period, with Australian toll road Atlas Arteria a main detractor. The company’s key assets consist of various French and U.S. toll roads concessions including Dulles Greenway in Virginia. Its shares weakened after the company failed to reach an outcome with the state of Virginia. Additionally, French companies lost their appeal in the context of the government’s new concession tax, which also led to a drag on earnings.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	Since Inception (3/31/2016)
Class I	27.92	8.02	7.89
MSCI AC World Net Dividends Index	31.76	12.19	11.36
S&P Global Infrastructure Index	29.68	5.97	6.85

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.

Net Assets	$ 122,776,336
Holdings Count | $ / shares	38	[6]
Advisory Fees Paid, Amount	$ 566,448
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$122,776,336
Total Number of Portfolio Holdings*	38
Total Management Fee Paid	$566,448
Portfolio Turnover Rate	73%
[6]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IS
Shareholder Report [Line Items]
Fund Name	ClearBridge Global Infrastructure Income Fund
Class Name	Class IS
Trading Symbol	RGSVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Global Infrastructure Income Fund for the period October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$98	0.86%
[7]
Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class IS shares of ClearBridge Global Infrastructure Income Fund returned 28.09%. The Fund compares its performance to the S&P Global Infrastructure Index, which returned 29.68% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	North American electric utilities were top contributors due to greater electricity demand expected from artificial intelligence (AI) powered data centers.
↑
Entergy, a regulated electric utility provider, rallied on expectations that the company will be a beneficiary of AI and subsequent power demand as well as a solid storm response to Hurricane Francine.

↑
Constellation Energy, primarily a nuclear generation company, has been benefiting from the AI-driven growth in power demand, as part of which it signed a landmark long-term power agreement deal with Microsoft to supply the tech giant with carbon-free power.

Top detractors from performance:
↓
The airports sector was the main laggard for the year, with Paris Aéroport (ADP) the top detractor. Airports lagged with cooling sentiment driven by concerns around passenger traffic slowing amid rising costs of living and aircraft supply chain issues affecting delivery of new aircraft to airlines.

↓
West Japan Railway (JR West), one of Japan’s largest passenger railway operators, was weaker amid a jump in the Japanese 10-year bond yields early in the period; Japan’s traffic recovery also plateaued late in the period, weighing on shares. The Fund exited its position during the period.

↓
Toll roads were also a weaker during the period, with Australian toll road Atlas Arteria a main detractor. The company’s key assets consist of various French and U.S. toll roads concessions including Dulles Greenway in Virginia. Its shares weakened after the company failed to reach an outcome with the state of Virginia. Additionally, French companies lost their appeal in the context of the government’s new concession tax, which also led to a drag on earnings.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	Since Inception (3/31/2016)
Class IS	28.09	8.11	7.99
MSCI AC World Net Dividends Index	31.76	12.19	11.36
S&P Global Infrastructure Index	29.68	5.97	6.85

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.

Net Assets	$ 122,776,336
Holdings Count | $ / shares	38	[8]
Advisory Fees Paid, Amount	$ 566,448
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$122,776,336
Total Number of Portfolio Holdings*	38
Total Management Fee Paid	$566,448
Portfolio Turnover Rate	73%
[8]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.